Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - CAD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Loss before taxes		$ 9,320,618	$ 15,710,539	$ 33,333,000	$ 34,475,024	$ 46,364,119	$ 35,824,881	$ 30,405,252
Tax expense (recovery)						(1,664,806)	(963,918)	(2,510,418)
Canadian [member]
Statements [Line Items]
Loss before taxes						$ (46,364,119)	$ (35,824,882)	$ (30,405,252)
Statutory income tax rate	[1]					27.00%	27.00%	27.00%
Income tax recovery at statutory rate						$ (12,518,312)	$ (9,672,718)	$ (8,209,418)
Change in deferred tax assets not recognized						11,339,580	10,076,594	3,569,361
Foreign tax rate and other foreign tax differences						(2,089,761)	(2,293,503)	(1,015,536)
Change in enacted rates						608,064	(58,050)	0
Share issuance costs and other						(828,082)	126,247	49,210
Non-deductible transaction costs						38,776	424,828	2,664,789
Other non-deductible items						1,784,929	432,684	431,176
Tax expense (recovery)						$ (1,664,806)	$ (963,918)	$ (2,510,418)

[1]	Comprised of the Canadian Federal effective corporate tax rate of 15.0% and blended provincial tax rates.